SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Numerator:
Net earnings attributable to controlling interest	$ 18,901	$ 25,556	$ 25,976	$ 10,162	$ 9,312	$ 19,234	$ 21,789	$ 7,216	$ 80,595	$ 57,551	$ 43,082
Adjustment for earnings allocated to non-vested restricted common stock									(1,059)	(718)	(412)
Net earnings for calculating EPS									$ 79,536	$ 56,833	$ 42,670
Denominator:
Weighted average shares outstanding (in shares)									20,184	20,081	19,952
Adjustment for non-vested restricted common stock (in shares)									(265)	(250)	(191)
Shares for calculating basic EPS (in shares)									19,919	19,831	19,761
Effect of dilutive stock options (in shares)									36	23	54
Shares for calculating diluted EPS (in shares)									19,955	19,854	19,815
Net earnings per share:
Basic (in dollars per share)	$ 0.93	$ 1.26	$ 1.29	$ 0.51	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 3.99	$ 2.87	$ 2.16
Diluted (in dollars per share)	$ 0.93	$ 1.26	$ 1.28	$ 0.51	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 3.99	$ 2.86	$ 2.15